TAXES ON INCOME (Detail Textuals) - USD ($) $ in Millions			12 Months Ended
	Jan. 05, 2016	May 01, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Note [Line Items]
Tax-exempt profits earned from Benefited Enterprises					$ 7
Cypriot Subsidiary
Income Tax Note [Line Items]
Corporate tax rate							12.50%
Defence tax rate		30.00%
Israeli Subsidiary | Maximum
Income Tax Note [Line Items]
Percentage of withholding tax rate					25.00%
Israeli Subsidiary | Minimum
Income Tax Note [Line Items]
Percentage of withholding tax rate					10.00%
Preferred Enterprise
Income Tax Note [Line Items]
Reduced corporate tax rate					16.00%
Tax rate percentage on location of specified development zone					9.00%
ISRAEL
Income Tax Note [Line Items]
Corporate tax rate	25.00%				25.00%	26.50%	26.50%
Reduced corporate tax rate	23.00%				9.00%
Subsequent Event | ISRAEL
Income Tax Note [Line Items]
Corporate tax rate			23.00%	24.00%
Reduced corporate tax rate				7.50%